ADVANCE FROM CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Advance from third-party customers	$ 1,528		$ 368
Advances from customers	$ 1,528	[1]	$ 368	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).